Deferred Tax Assets Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 5,478	$ 15,703
Research and development credit carryforwards	1,890	1,511
Capitalized start-up costs	2,720	2,921
Capitalized research and development costs	568	671
Deferred revenue	8,925
Accruals and allowances	1,961	616
Other	420	346
Gross deferred tax assets	21,962	21,768
Deferred tax asset valuation allowance	(21,881)	(21,544)
Total deferred tax assets	81	224
Deferred tax liabilities:
Depreciation and other	(81)	(224)
Total deferred tax liabilities	(81)	(224)
Net deferred tax asset (liability)